Financial Instruments - Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	£ 211,222	£ 223,840
Loans and advances to banks	1,216	1,105
Reverse repurchase agreements - non trading	12,468	7,348
Other financial assets at amortised cost	152	156
Deposits by customers	195,149	197,313
Deposits by banks	20,357	28,543
Repurchase agreements - non trading	8,411	7,982
Debt securities in issue	35,778	36,420
Subordinated liabilities	2,386	2,332
Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial liabilities	262,081	272,590
Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	225,058	232,449
Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	195,149	197,313
Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	20,357	28,543
Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	8,411	7,982
Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	35,778	36,420
Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,386	2,332
Total loans and advances to customers | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	211,222	223,840
Loans and advances to banks | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,216	1,105
Reverse repurchase agreements – non trading | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	12,468	7,348
Other financial assets at amortised cost | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	152	156
Level 1 | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial liabilities	12,382	5,007
Level 1 | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	144	144
Level 1 | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	0	0
Level 1 | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	0	0
Level 1 | Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	0	0
Level 1 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	11,511	4,988
Level 1 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	871	19
Level 1 | Total loans and advances to customers | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	0	0
Level 1 | Loans and advances to banks | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	0	0
Level 1 | Reverse repurchase agreements – non trading | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	0	0
Level 1 | Other financial assets at amortised cost | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	144	144
Level 2 | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial liabilities	53,239	66,984
Level 2 | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	13,686	8,446
Level 2 | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	76	52
Level 2 | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	20,371	27,997
Level 2 | Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	8,413	7,982
Level 2 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	22,710	28,685
Level 2 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	1,669	2,268
Level 2 | Total loans and advances to customers | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	0	0
Level 2 | Loans and advances to banks | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,216	1,105
Level 2 | Reverse repurchase agreements – non trading | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	12,470	7,341
Level 2 | Other financial assets at amortised cost | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	0	0
Level 3 | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial liabilities	196,231	199,088
Level 3 | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	209,641	216,451
Level 3 | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	194,831	197,228
Level 3 | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	37	54
Level 3 | Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	0	0
Level 3 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	1,154	1,582
Level 3 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	209	224
Level 3 | Total loans and advances to customers | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	209,641	216,451
Level 3 | Loans and advances to banks | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	0	0
Level 3 | Reverse repurchase agreements – non trading | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	0	0
Level 3 | Other financial assets at amortised cost | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	0	0
Fair value | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial liabilities	261,852	271,079
Fair value | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	223,471	225,041
Fair value | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	194,907	197,280
Fair value | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	20,408	28,051
Fair value | Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	8,413	7,982
Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	35,375	35,255
Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,749	2,511
Fair value | Total loans and advances to customers | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	209,641	216,451
Fair value | Loans and advances to banks | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,216	1,105
Fair value | Reverse repurchase agreements – non trading | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	12,470	7,341
Fair value | Other financial assets at amortised cost | Financial assets at amortised cost:
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	£ 144	£ 144